Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001632970
Registrant Name	American Healthcare REIT, Inc.
Registration File Number	333-281488
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES